Advances to Suppliers, Net (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Advances to Suppliers, Net (Details) [Line Items]
Total contract price (in Dollars)	$ 661,731
Installment payment percentage	40.00%
5 working days [Member]
Advances to Suppliers, Net (Details) [Line Items]
Installment payment percentage	50.00%
30 working days [Member]
Advances to Suppliers, Net (Details) [Line Items]
Installment payment percentage	10.00%